Vessels, Net (Details) (USD $)	9 Months Ended
Mar. 31, 2014
Accumulated depreciation
Net book value	$ 194,834,866
Vessels
Vessel cost
Vessel acquisitions through business combinations	201,082,529
Other	307,606
Balance at the end of the period	201,390,135
Accumulated depreciation
Depreciation	(6,555,269)
Balance at the end of the period	(6,555,269)
Net book value	194,834,866
Mortgaged VLGC vessels, carrying value	188,700,000
Impairment	$ 0